ACQUISITIONS (Tables)	12 Months Ended
Oct. 26, 2014
CytoSport Holdings
Schedule of allocation of the purchase price to the acquired assets, liabilities, and goodwill

(in thousands)
Accounts receivable	$ 37,541
Inventory	62,246
Prepaid and other assets	3,133
Property, plant and equipment	8,119
Intangible assets	183,607
Goodwill	263,829
Current liabilities	(52,298)
Long-term liabilities	(25,182)
Deferred taxes	(56,667)
Purchase price	$ 424,328

SKIPPY
Schedule of allocation of the purchase price to the acquired assets, liabilities, and goodwill
(in thousands)
Inventory	$ 49,156
Property, plant and equipment	48,461
Intangible assets	264,500
Goodwill	303,597
Current liabilities	(299)
Purchase price	$ 665,415